Customer Acquisition Payable (Details) - Schedule of Customer Acquisition Payable - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Customer Acquisition Payable [Abstract]
Customer acquisition payable to Reachnet	[1]		$ 58,293,330
Customer acquisition payable to Reachnet, current portion			(29,146,665)
Customer acquisition payable to Reachnet, non-current portion			$ 29,146,665

[1]	The Company has modified its arrangement with Reachnet and accordingly, the customer acquisition amount would no longer be payable for the year ended March 31, 2023. The effective modification date is at the closing hours of April 1, 2022. Refer to 23A for further details.